Schedule of Investments (unaudited) May 31, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 148.4%

California — 1.7%

Tobacco — 1.7%
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	$535	$533,657

Total Municipal Bonds in California		533,657

Massachusetts — 139.8%

County/City/Special District/School District — 3.5%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 09/01/26	1,000	1,102,750

Education — 65.6%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/54	545	466,008
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	1,000	1,078,720
Emerson College Issue, Series A, 5.25%, 01/01/42	500	539,215
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(a)	250	251,395
Merrimack College, 5.00%, 07/01/47	550	564,960
Mount Holyoke College, Series B, 5.00%, 07/01/21(a)	500	526,695
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,004,350
UMass Dartmouth Student Housing Project, 5.00%, 10/01/48	200	181,686
Wellesley College, Series J, 5.00%, 07/01/42	1,950	2,108,125
Wentworth Institute Technology, 5.00%, 10/01/46	500	540,125
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 01/01/42	650	1,033,637
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,500	1,924,335
Carleton-Willard Village Homes Inc., 4.00%, 12/01/42	485	467,234
Carleton-Willard Village Homes Inc., 5.00%, 12/01/42	525	557,639
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	273,135
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	150	162,593
International Charter School, 5.00%, 04/15/40	1,000	1,051,100

Security	Par (000)	Value

Education (continued)
Series A-2, 4.00%, 07/01/41	$100	$111,360
Suffolk University, 4.00%, 07/01/39	500	503,945
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,698,014
Wellesley College Issue, Series L, 4.00%, 07/01/44	250	289,193
Western New England University, 5.00%, 09/01/43	500	538,180
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,123,480
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 07/01/33	165	167,025
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Northeastern University, Series T-2, 5.00%, 10/01/32	500	537,065
Tufts University, Series M, 5.50%, 02/15/27	1,000	1,309,460
University of Massachusetts Building Authority, RB:
Senior Lien, Series 1, 5.00%, 11/01/50	1,000	1,255,160
Senior-Series 2, 5.00%, 11/01/22(a)	500	559,275

		20,823,109

Health — 13.7%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 5.00%, 06/01/39	250	276,648
Atrius Health Issue, Series A, 4.00%, 06/01/49	250	250,238
Boston Medical Center, Series E, 4.00%, 07/01/38	500	516,470
New Bridge Charles, Inc., 4.13%, 10/01/42(b)	550	471,465
Partners Healthcare, Series L, 5.00%, 07/01/21(a)	1,000	1,053,390
Series A, 5.00%, 07/01/44	250	278,427
Massachusetts Health & Educational Facilities Authority, RB, Southcoast Health Obligation Group, Series D, 5.00%, 07/01/39	500	500,900

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Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 07/01/20(a)	$1,000	$1,004,180

		4,351,718

Housing — 11.7%
Massachusetts Housing Finance Agency, RB, M/F Housing:
Series 214th (FHA), 2.95%, 12/01/44	750	779,775
Series A, 3.80%, 12/01/43	500	536,230
Series A (FHA), 5.25%, 12/01/35	185	185,485
Series C-1, 3.15%, 12/01/49	1,000	1,028,040
Massachusetts Housing Finance Agency, Refunding RB, AMT:
Series A, 4.50%, 12/01/47	485	522,039
Series C, 5.00%, 12/01/30	135	135,285
Series C, 5.35%, 12/01/42	545	545,730

		3,732,584

State — 27.5%
Commonwealth of Massachusetts, GO:
Series C, 5.00%, 07/01/45	1,000	1,178,350
Series G, 4.00%, 09/01/42	1,000	1,129,520
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series A, 5.25%, 07/01/29	730	1,003,232
Sub-Series A-2, 5.00%, 07/01/45	2,100	2,520,735
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	500	556,205
Series B, 5.00%, 10/15/21(a)	1,000	1,067,590
Massachusetts State College Building Authority, Refunding RB, Series B (AGC), 5.50%, 05/01/39	825	1,270,483

		8,726,115

Transportation — 17.8%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 06/15/22(a)	1,000	1,100,210
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 06/01/21(a)	500	524,645
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 07/01/42	1,000	1,062,180
Series B, 5.00%, 07/01/45	1,750	1,914,850

Security	Par (000)	Value

Transportation (continued)
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	$1,000	$1,049,280

		5,651,165

Total Municipal Bonds in Massachusetts		44,387,441

Puerto Rico — 6.9%

State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	113	109,104
Series A-1, 5.00%, 07/01/58	747	745,192
Series A-2, 4.33%, 07/01/40	150	143,565
Series A-2, 4.54%, 07/01/53	500	467,225
Series A-2, 4.78%, 07/01/58	168	161,952

		1,627,038

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	215	215,518

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	115	112,416
5.13%, 07/01/37	75	74,273
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	170	170,063

		356,752

Total Municipal Bonds in Puerto Rico		2,199,308

Total Municipal Bonds — 148.4% (Cost — $44,148,062)		47,120,406

Municipal Bonds Transferred to Tender Option Bond Trusts(c) —15.9%

Massachusetts — 15.9%

Education — 10.8%
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	1,000	1,009,560

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Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(d)	$2,000	$2,405,860

		3,415,420

Health — 1.5%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	430	476,259

State — 3.6%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,001	1,144,671

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.9% (Cost — $4,765,589)		5,036,350

Total Long-Term Investments — 164.3% (Cost — $48,913,651)		52,156,756

Security	Shares	Value

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(e)(f)	340,965	$341,067

Total Short-Term Securities — 1.1% (Cost — $340,974)		341,067

Total Investments — 165.4% (Cost — $49,254,625)		52,497,823

Other Assets Less Liabilities — 1.8%		562,733

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.4)%		(2,971,419)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (57.8)%		(18,348,448)

Net Assets Applicable to Common Shares — 100.0%		$31,740,689

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on November 15, 2024, is $1,551,389.

(e)	Annualized 7-day yield as of period end.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	76,210	264,755	(b)	—	340,965	$341,067	$5,611	$146	$96

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax

FHA — Federal Housing Administration

GO — General Obligation Bonds

M/F — Multi-Family

RB — Revenue Bonds

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Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$52,156,756	$—	$52,156,756
Short-Term Securities	341,067	—	—	341,067

	$341,067	$52,156,756	$—	$52,497,823

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(2,965,858)	$—	$(2,965,858)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

	$—	$(21,465,858)	$—	$(21,465,858)

4